Reconciliation of Numerators and Denominators of Basic and Diluted Computations (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Basic, By Common Class, Including Two Class Method [Line Items]
Net income available to common stock holders, basic	$ 1,955,000	$ 1,448,000	$ 1,527,000	$ 1,321,000	$ 1,392,000	$ 998,000	$ 706,000	$ 1,119,000	$ 6,250,743	$ 4,215,067
Net income available to common stock holders, diluted									$ 6,250,743	$ 4,215,067
Weighted average number of shares outstanding, basic									5,227,768	4,319,485
Effect of dilutive shares:
Restricted stock									42,901	53,445
Weighted average number of shares outstanding, diluted									5,270,669	4,372,930
Basic									$ 1.20	$ 0.98
Diluted									$ 1.19	$ 0.96